Inventories - Amount of the Inventory Write-downs Charged to the Consolidated Statement of Income and Write-off of Inventories (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Charged to cost of products that have been resold	₩ 2,297	₩ (3,287)	₩ (1,560)
Write-off upon sale	₩ (756)	₩ (347)	₩ (3,312)